UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

RESOURCE CREDIT INCOME FUND
(Exact name of registrant as specified in charter)

One Crescent Drive, Suite 203
Philadelphia, PA  19103
(Address of principal executive offices) (Zip code)

855-747-9559
(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 - December 31, 2015

Item 1. Schedule of Investments.

Resource Credit Income Fund
PORTFOLIO OF INVESTMENTS
December 31, 2015 (Unaudited)

Principal ($)		Value
	BONDS & NOTES (5.44%)
	COMMERCIAL MORTGAGE BACKED SECURITIES
200,000	Hypo Real Estate Bank International AG, 0.805% 03/20/2022(a)(b)	$133,415

	TOTAL BONDS & NOTES
	(Cost $139,587)	133,415

Shares
	PRIVATE INVESTMENT FUNDS (19.40%)
1	GoldenTree Credit Opportunities Fund(b)(c)	475,365

	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $500,000)	475,365

	SHORT TERM INVESTMENTS (64.33%)
1,576,433	Dreyfus Treasury Cash Management, Institutional Class, 0.11%(d) (Cost $1,576,433)	1,576,433

	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,576,433)	1,576,433

	TOTAL INVESTMENTS (89.17%)
	(Cost $2,216,020)	$2,185,213

	OTHER ASSETS IN EXCESS OF LIABILITIES (10.83%)	265,265

	NET ASSETS (100.00%)	$2,450,478

(a)	Variable rate security. The rate shown is the effective interest rate as of December 31, 2015.
(b)	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $608,780, representing 24.84% of net assets.
(c)	Illiquid security. See below.
(d)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees.

Information related to the illiquid security is as follows:

				% of Net
Date(s) of Purchase	Security	Cost	Value	Assets
10/30/15	GoldenTree Credit Opportunities Fund	$500,000	$475,365	19.40%

Resource Credit Income Fund
NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

1. ORGANIZATION
Resource Credit Income Fund (the "Trust" or the "Fund") was organized as a Delaware statutory trust on December 11, 2014 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund's investment adviser is Resource Financial Fund Management, Inc. (the "Adviser"). The investment objective is to produce current income with a secondary objective to achieve capital preservation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in fixed-income and fixed-income related securities.

The Fund currently offers Class A, Class C, Class W, Class I, Class U, Class T and Class D shares; all classes of shares commenced operations on April 20, 2015. With the approval of the Board, effective September 30, 2015, the Fund's fiscal year end was changed from February 28 to September 30. Class W, Class I and Class D shares are offered at net asset value. Class A and Class U shares are offered at net asset value plus a maximum sales charge of 6.50% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C and Class T shares are offered at net asset value plus a maximum sales charge of 1.50% and may also be subject to a 1.00% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The information contained herein was prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts as of the reporting period. Management believes these estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price ("NOCP"). Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at "fair value" as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund's Board of Trustees (the "Board"). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The "fair value" of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –
Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's investments as of December 31, 2015:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Bonds & Notes	$–	$–	$133,415	$133,415
Private Investment Funds (Measured at net asset value)(a)	–	–	–	475,365
Short Term Investments	1,576,433	–	–	1,576,433
TOTAL	$1,576,433	$–	$133,415	$2,185,213

(a)
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of Assets and Liabilities.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Investments in Securities	Balance as of September 30, 2015	Accrued discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of December 31, 2015	Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2015
Resource Credit Income Fund
Bonds & Notes	$ -	$ -	$ -	$ -	$ (6,172)	$ 139,587	$ -	$ -	$ -	$ 133,415	$ (6,172)
Total	$ -	$ -	$ -	$ -	$ (6,172)	$ 139,587	$ -	$ -	$ -	$ 133,415	$ (6,172)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.

Underlying Investment in Other Investment Companies –The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in Dreyfus Treasury Cash Management, Institutional Class (the "Dreyfus Fund"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the Dreyfus Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the Dreyfus Fund can be found at www.sec.gov. The performance of the Fund may be directly affected by the performance of the Dreyfus Fund. As of December 31, 2015, the percentage of the Fund's net assets invested in the Dreyfus Fund was 64.33%.

3. TAX BASIS INFORMATION

As of December 31, 2015 the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Depreciation	Cost of Investments for Income Tax Purposes
Resource Credit Income Fund	$–	$(30,807)	$(30,807)	$2,216,020

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	February 29, 2016

By:	/s/ Steven R. Saltzman
Steven R. Saltzman
Treasurer (Principal Financial Officer)

Date:	February 29, 2016